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                                                        LifePoints Funds Class D


                        FRANK RUSSELL INVESTMENT COMPANY
                     Supplement dated September 24, 2001 to
                         PROSPECTUS DATED MARCH 1, 2001
                As Supplemented March 28, 2001 and July 9, 2001



     The following information restates the "Best Quarter" and "Worst Quarter" for Class D of the Conservative Strategy Fund under the section entitled "Performance" in the Frank Russell Investment Company LifePoints Funds Prospectus listed above:



                           Conservative Strategy Fund



                         Best Quarter:   3.56%   (4Q/98)
                        Worst Quarter:  (0.86)%  (3Q/98)